Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Adjustment of pension and postretirement benefit plans	$ (70,306)	$ 12,279	$ 39,978
Amortization of net losses	(7,402)	(7,108)	(3,892)
Amortization of prior service cost	0	60	288
Unrealized holding gains (losses) on securities available-for-sale arising during the period- tax effect	19,924	9,280	(4,013)
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	317	(13)	1,219
Unrealized net (gains) losses on cash flow hedges	(850)	4,052	3,589
Reclassification adjustment for (gains) losses on cash flow hedges included in net income (loss)	716	(4,236)	(2,906)
Income tax (expense) benefit	$ (57,601)	$ 14,314	$ 34,263